Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Additional information: condensed financial statements of the Company
Schedule of condensed balance sheets

Condensed Balance Sheets

(In thousands)	December 31, 2024	December 31, 2025
Assets
Current assets:
Cash and cash equivalents	33,275	33,556
Short-term investments	14,225	7,815
Due from group companies	12,646	14,581
Prepayments and other current assets	1,008	1,629
Total current assets	61,154	57,581
Non-current assets:
Due from group companies	200,855	199,576
Investments in subsidiaries and consolidated VIEs	67,997	1,124,959
Total assets	330,006	1,382,116
Liabilities
Current liabilities:
Due to group companies	7,651	4,840
Income tax payable	35	2
Accrued liabilities and other payables	4,264	3,783
Total current liabilities	11,950	8,625
Total liabilities	11,950	8,625
Commitments and contingencies
Shareholders’ equity
Common shares	77	78
Treasury shares	16	15
Other shareholders’ equity	317,963	1,373,398
Total Xunlei Limited’s shareholders’ equity	318,056	1,373,491
Total liabilities and shareholders’ equity	330,006	1,382,116

Schedule of condensed statements of operations

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2023	2024	2025
Operating expenses
General and administrative expenses	(7,931)	(1,712)	(1,424)
Total operating expenses	(7,931)	(1,712)	(1,424)
Operating loss	(7,931)	(1,712)	(1,424)
Interest income	1,512	1,673	1,397
Interest expense	(93)	(93)	(93)
Other income/(loss), net	3,928	2,083	(1,689)
Income/ (loss) from subsidiaries and consolidated VIEs	16,948	(627)	1,050,119
Income before income tax	14,364	1,324	1,048,310
Income tax expenses	(139)	(109)	(45)
Net income	14,225	1,215	1,048,265
Net income attributable to Xunlei Limited’s common shareholders	14,225	1,215	1,048,265

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2023	2024	2025
Other operating activities with external parties	(391)	1,143	(1,848)
Net cash (used in)/generated from operating activities	(391)	1,143	(1,848)
Loans to group companies	(188)	(7,081)	(5,710)
Repayment of loans from group companies	—	23	2,365
Other investing activities with external parties	2,031	15,464	6,425
Net cash generated from investing activities	1,843	8,406	3,080
Loans from group companies	3,150	—	—
Repayment of loans to group companies	—	(500)	—
Other financing activities with external parties	(4,687)	(7,693)	(951)
Net cash used in financing activities	(1,537)	(8,193)	(951)
Net (decrease)/increase in cash and cash equivalents	(85)	1,356	281
Cash and cash equivalents at beginning of year	32,004	31,919	33,275
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	31,919	33,275	33,556